23. Share-based payments (Details 1)	12 Months Ended
	Dec. 31, 2018 Share R$ / shares	Dec. 31, 2017 Share R$ / shares	Dec. 31, 2016 Share R$ / shares	Dec. 31, 2015 Share R$ / shares	Dec. 31, 2014 Share R$ / shares	Dec. 31, 2013 Share R$ / shares	Dec. 31, 2012 Share R$ / shares	Dec. 31, 2011 Year R$ / shares	Dec. 31, 2010 Share R$ / shares
Number of stock options
Options granted | Share	17,071,529
Weighted average exercise price
Options granted	R$ 9.19
Stock Option Plan [Member]
Number of stock options
Options outstanding as beginning | Share	9,040,293
Options granted	718,764	947,767	5,742,732	1,930,844	653,130	802,296	778,912	2,722,444	2,774,640
Number of share options exercised in share-based payment arrangement | Share	2,164,142
Options outstanding as ending | Share	7,820,512	9,040,293
Number of options exercisable as ending | Share	7,065,174	7,307,151
Weighted average exercise price
Options outstanding as beginning	R$ 8.63
Options granted	20.18	R$ 8.44	R$ 2.62	R$ 9.35	R$ 11.31	R$ 12.76	R$ 12.81	R$ 27.83	R$ 20.65
Options cancelled and adjustments in estimated prescribed rights	11.35
Options exercised	9.25
Options outstanding as ending	9.19	8.63
Number of options exercisable as ending	R$ 8.01	R$ 9.59